Shareholder Report, Average Annual Return (Details)		5 Months Ended	12 Months Ended	19 Months Ended	48 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000231762
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Blockchain & Bitcoin Strategy ETF
C000245376
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Bitcoin Trend Strategy ETF
C000259532
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Bitcoin Covered Call ETF
Without Sales Load [Member] | C000231762
Average Annual Return [Line Items]
Average Annual Return, Percent			95.05%		8.11%
Without Sales Load [Member] | C000245376
Average Annual Return [Line Items]
Average Annual Return, Percent			42.33%	7.86%
Without Sales Load [Member] | C000259532
Average Annual Return [Line Items]
Average Annual Return, Percent		3.60%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent			21.45%		11.69%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent			21.45%	19.67%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent		15.12%
Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]		Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)
Average Annual Return, Percent			56.13%		14.63%
CoinDesk Bitcoin Trend Indicator Futures Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]		CoinDesk Bitcoin Trend Indicator Futures Index (USD) (TR)
Average Annual Return, Percent			36.07%	8.85%
Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]		Coin Metrics Bitcoin Index (CMBIBTC) (USD) (PR)
Average Annual Return, Percent		3.28%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Price Return (PR) - Price Return
[5]	Price Return (PR) - Price Return